Issuer/Investment(1)	Acquisition Date(2)	Principal Amount/ Shares	Cost	Fair Value(3)
Investments at Fair Value - 148.35% of Net Assets(4)
Collateralized Fund Obligation Equity - 4.17% of Net Assets
United States
Structured Finance
ALP CFO 2024, L.P.
Subordinated Note (effective yield 38.50%, maturity 10/15/2036)(5),(6),(7)	10/21/2024	$814,000	$814,000	$768,803
ALP CFO 2025, L.P.
Subordinated Note (effective yield 39.04%, maturity 7/15/2037)(5),(6),(7)	7/30/2025	1,896,000	1,896,000	1,898,828
Coller Private Equity Backed Notes & Loans II-A L.P.
Preferred Equity (effective yield 21.86%, maturity 4/30/2037)(5),(6),(7)	7/28/2025	1,374,097	1,374,097	1,287,568
Glendower Capital Secondaries CFO, LLC
Subordinated Loan (effective yield 44.85%, maturity 7/13/2038)(5),(6),(7)	8/06/2024	783,052	1,212,531	957,370
Total Collateralized Fund Obligation Equity			5,296,628	4,912,569

Equity Securities - 5.85% of Net Assets
United States
Entertainment
SI Tickets, Inc.
Common Equity(5),(7),(8)	8/25/2025	120,000	352,800	352,200
Financial Services
Franklin BSP Realty Trust, Inc.
Common Equity	9/17/2025	48,751	512,687	488,972
Horizon Technology Finance Corporation
Common Equity(9)	9/24/2025	5,193	32,893	33,495
Oxford Lane Capital Corp.
Common Equity	7/24/2025	56,390	852,480	825,550
Pasadena Private Lending, Inc.
Common Equity(5),(7),(8)	12/18/2025	5,340	49,889	49,889
Senior Credit Corp 2022 LLC
Common Equity(7),(10)	8/06/2024	4,548,434	5,168,158	5,048,307
XAI Octagon Floating Rate & Alternative Income Trust
Common Equity	9/18/2025	17,917	83,784	86,002
Total Financial Services			6,699,891	6,532,215
Total Equity Securities			7,052,691	6,884,415

Loans and Notes - 121.11% of Net Assets
Singapore
Financial Services
FinAccel Pte Ltd
Senior Secured Class C Note, 15.00% (due 6/30/2026)(5),(7),(9)	8/06/2024	3,321,697	3,337,942	3,341,627
United States
Entertainment
SI Tickets, Inc.
Senior Secured Loan, 10.00% (due 8/30/2026)(5),(7),(9)	11/12/2025	289,168	289,168	294,084
SI Tickets, Inc.
Senior Secured Loan, 10.00% (CD 1M SOFR + 5.75%, due 8/28/2028)(5),(7),(11)	8/25/2025	1,729,816	1,406,280	1,662,353
SI Tickets, Inc.
Senior Secured Loan, 10.00% (CD 1M SOFR + 5.75%, due 8/28/2028)(5),(7),(11)	8/25/2025	1,293,498	1,237,522	1,243,051
Total Entertainment			2,932,970	3,199,488
Financial Services
Axar Master Fund Ltd.
Senior Secured Loan, 11.00% (due 4/8/2029)(5),(7),(9)	8/06/2024	1,391,864	1,377,514	1,366,114
Blue Owl Technology Income Corporation
Senior Unsecured Note, 8.64% (3M SOFR + 4.75%, due 1/15/2029)(5),(7),(11)	8/06/2024	3,450,000	3,520,377	3,574,200
BP LPI A-1/A-2 LLC
Corporate Bond, 8.48% (1M SOFR + 4.75%, due 12/22/2031)(5),(7),(11)	12/18/2025	4,137,021	4,050,619	4,050,321

Issuer/Investment(1)	Acquisition Date(2)	Principal Amount/ Shares	Cost	Fair Value(3)
Loans and Notes - 121.11% of Net Assets (continued)
United States (continued)
Financial Services (continued)
BP LPI A-1/A-2 LLC
Corporate Bond, 13.73% (1M SOFR + 10.00%, due 12/22/2031)(5),(7),(11)	12/18/2025	$1,411,964	$1,411,964	$1,411,964
Braemar Hotels & Resorts Inc.
Convertible Senior Unsecured Note, 4.50% (due 6/1/2026)(7),(9)	8/06/2024	419,000	410,676	412,453
Broadmark Realty Capital Inc.
Senior Unsecured Note, 5.00% (due 11/15/2026)(7),(9)	8/06/2024	508,000	484,224	486,604
BSD Capital Inc.
Senior Unsecured Note, 6.62% (3M SOFR + 2.66%, due 10/31/2027)(5),(7),(11)	1/16/2025	803,000	708,386	734,745
CION Investment Corporation
Senior Unsecured Note, 8.60% (3M SOFR + 4.75%, due 11/8/2027)(5),(7),(11)	8/06/2024	5,320,000	5,307,223	5,402,460
Claros Mortgage Trust Inc.
Senior Secured Loan, 8.56% (1M SOFR + 4.5%, due 8/10/2026)(7),(11)	2/25/2025	2,011,777	1,957,190	1,958,968
Great Ajax Operating Partnership L.P.
Senior Unsecured Note, 9.88% (due 9/1/2027)(7),(9)	5/05/2025	488,000	480,669	477,976
Horizon Technology Finance Corporation
Convertible Senior Unsecured Notes, 5.50% (due 9/4/2030)(5),(7)	9/04/2025	1,420,550	1,306,353	1,371,541
Invesco CLO Equity Fund 5, L.P.
Senior Unsecured Note, 9.00% (due 1/15/2027)(5),(7),(9)	3/20/2025	3,786,719	3,776,397	3,710,985
Logan Ridge Finance Corporation
Convertible Senior Unsecured Note, 6.00% (due 4/1/2032)(5),(7),(9)	8/06/2024	160,625	158,222	157,847
Metropolitan Financing VII LLC
Senior Secured Loan, 9.17% (3M SOFR + 5.5%, due 2/12/2026)(5),(7),(11)	8/06/2024	3,132,210	3,132,456	3,132,210
Metropolitan Leverage Partners Fund VII LP
Senior Secured Loan, Tranche 1, 8.67% (3M SOFR + 5%, due 3/10/2027)(5),(7),(11)	8/06/2024	5,280,973	5,298,905	5,333,783
Metropolitan Leverage Partners Fund VII LP
Senior Secured Loan, Tranche 2, 8.67% (3M SOFR + 5%, due 3/10/2027)(5),(7),(11)	8/06/2024	1,189,693	1,193,733	1,201,590
Metropolitan Levered Partners Fund VIII LP
Senior Secured Loan, 9.67% (3M SOFR + 6%, due 2/21/2028)(5),(7),(11)	8/06/2024	1,322,524	1,325,652	1,329,136
Metropolitan Levered Partners Fund VIII LP
Senior Secured Loan, Tranche 1, 9.67% (3M SOFR + 6%, due 2/21/2028)(5),(7),(11)	8/06/2024	6,305,137	6,333,545	6,336,663
MGG Offshore Funding IV LLC
Senior Secured Loan, 9.52% (3M SOFR + 5.65%, due 2/21/2030)(5),(7),(11)	2/20/2025	3,375,000	3,283,771	3,283,875
MGG Onshore Funding IV LLC
Senior Secured Loan, 9.54% (3M SOFR + 5.65%, due 2/4/2030)(5),(7),(11)	1/30/2025	3,375,000	3,284,639	3,285,563
Monroe Capital Income Plus Corporation
Senior Unsecured Note, 9.42% (due 11/15/2028)(5),(7)	8/06/2024	1,670,000	1,742,009	1,788,570
Monroe Capital Private Credit Fund 559 LP
Senior Unsecured Note, 8.63% (due 11/14/2028)(5),(7),(9)	8/06/2024	1,750,000	1,748,033	1,755,600
North Haven Private Income Fund LLC
Senior Unsecured Note, 8.88% (due 8/10/2028)(5),(7),(9)	8/06/2024	1,950,000	1,994,563	2,076,750
Pasadena Private Lending, Inc.
Senior Secured Loan, 13.44% (3M SOFR + 9.75%, due 1/31/2031)(5),(7),(11)	12/18/2025	1,878,000	1,726,705	1,802,086
Ready Capital Corporation
Senior Unsecured Note, 5.50% (due 12/30/2028)(7),(9)	12/27/2024	403,000	331,904	317,370
Ready Capital Corporation
Senior Unsecured Note, 5.75% (due 2/15/2026)(9)	5/30/2025	21,816	532,049	546,491
Ready Capital Corporation
Senior Unsecured Note, 6.20% (due 7/30/2026)(9)	3/11/2025	13,609	324,760	334,781
Ready Capital Corporation
Senior Unsecured Note, 7.38% (due 7/31/2027)(7),(9)	7/30/2025	246,000	233,827	231,302

Issuer/Investment(1)	Acquisition Date(2)	Principal Amount/ Shares	Cost	Fair Value(3)
Loans and Notes - 121.11% of Net Assets (continued)
United States (continued)
Financial Services (continued)
Ready Capital Corporation
Senior Unsecured Note, 9.00% (due 12/15/2029)(9)	12/03/2024	$72,110	$1,665,270	$1,511,426
Ready Term Holdings, LLC
Senior Secured Loan, 9.34% (3M SOFR + 5.50%, due 4/12/2029)(5),(7),(11)	8/06/2024	1,150,000	1,136,152	1,067,085
ReadyCap Holdings LLC
Senior Secured Note, 4.50% (due 10/20/2026)(7),(9)	8/06/2024	219,000	212,394	214,047
ReadyCap Holdings LLC
Senior Secured Note, 9.38% (due 3/1/2028)(7),(9)	5/15/2025	10,000	9,519	10,039
Sachem Capital Corp.
Senior Unsecured Note, 6.00% (due 12/30/2026)(9)	8/05/2025	14,653	346,927	356,361
Sachem Capital Corp.
Senior Unsecured Note, 6.00% (due 3/30/2027)(9)	8/05/2025	7,701	172,224	177,970
Sachem Capital Corp.
Senior Unsecured Note, 7.13% (due 6/30/2027)(9)	8/05/2025	3,916	87,379	90,898
Sachem Capital Corp.
Senior Unsecured Note, 8.00% (due 9/30/2027)(9)	8/05/2025	1,872	42,341	43,843
Senior Credit Corp 2022 LLC
Senior Unsecured Note, 8.50% (due 12/5/2028)(7),(9),(10)	8/06/2024	10,613,013	10,613,013	10,613,013
Steeprock Real Estate Yield Investors LLC
Senior Unsecured Note, 9.17% (3M SOFR + 5.5%, due 4/28/2027)(5),(7),(11)	8/06/2024	2,388,000	2,360,569	2,367,702
Steeprock Real Estate Yield Investors LLC
Senior Unsecured Note, Tranche B, 10.17% (3M SOFR + 6.5%, due 4/28/2027)(5),(7),(11)	8/06/2024	2,284,000	2,284,923	2,293,136
Velocity Commercial Capital, LLC
Senior Secured Note, 7.13% (due 3/15/2027)(5),(7),(9)	8/06/2024	3,676,000	3,624,051	3,624,536
Velocity Commercial Capital, LLC
Senior Secured Note, 9.88% (due 2/15/2029)(5),(7),(9)	8/06/2024	485,000	498,114	498,095
Visio - Beach Point Mortgage Trust, LLC
Senior Secured Loan, 10.00% (due 3/17/2030)(5),(7),(9)	3/14/2025	3,363,000	3,363,000	3,389,904
Waterfall Eden Master Fund LTD
Senior Secured Loan, Tranche 2, 9.25% (3M SOFR + 5.58%, due 3/7/2027)(5),(7),(11)	8/06/2024	4,877,383	4,853,654	4,852,996
Total Financial Services			88,705,895	88,982,999
Infrastructure
Circular Services 1L TL TSFR3M+7.00
Senior Secured Loan, 10.72% (3M SOFR + 7%, due 10/31/2030)(5),(7),(11)	11/26/2025	2,500,000	2,456,816	2,457,500
Heritage Energy Holdings, LLC
Senior Secured Loan, 15.00% (due 6/30/2027)(5),(7)	12/31/2025	1,198,000	1,174,040	1,174,040
Integrated Modular Data Centers, LLC
Senior Secured Loan, 11.00% (due 10/19/2026)(5),(7),(9)	9/22/2025	1,135,218	1,135,218	1,145,435
Nexus Apex Holdings, LLC
Senior Secured Loan, 14.67% (3M SOFR + 11%, due 12/4/2027)(5),(7),(11)	12/01/2025	7,515,227	7,368,723	7,627,955
Total Infrastructure			12,134,797	12,404,930
Municipal
California Municipal Finance Authority
Environmental Improvement Revenue Bonds (Aymium Williams Project), Series 2022A, 12.25% (due 12/15/2042)(5),(7),(9)	4/03/2025	270,270	260,335	267,892
California Municipal Finance Authority
Environmental Improvement Revenue Bonds (Aymium Williams Project), Series 2022A, 12.25% (due 12/15/2042)(5),(7),(9)	4/03/2025	367,568	357,956	364,333
California Municipal Finance Authority
Environmental Improvement Revenue Bonds (Aymium Williams Project), Series 2022A, 12.25% (due 12/15/2042)(5),(7),(9)	4/03/2025	180,180	173,557	178,594

Issuer/Investment(1)	Acquisition Date(2)	Principal Amount/ Shares	Cost	Fair Value(3)
Loans and Notes - 121.11% of Net Assets (continued)
United States (continued)
Municipal (continued)
California Municipal Finance Authority
Environmental Improvement Revenue Bonds (Aymium Williams Project), Series 2022A, 12.25% (due 12/15/2042)(5),(7),(9)	4/28/2025 $	846,590	$846,590	$839,140
California Municipal Finance Authority
Environmental Improvement Revenue Bonds (Aymium Williams Project), Series 2022A, 12.25% (due 12/15/2042)(5),(7),(9)	4/28/2025	65,122	65,122	64,549
Total Municipal			1,703,560	1,714,508
Structured Finance
ALP CFO 2024, L.P.
Senior Secured Collateralized Fund Obligation Debt, Class B Note, 10.04% (due 10/15/2036)(5),(7),(9)	10/21/2024	1,788,000	1,788,000	1,851,099
ALP CFO 2024, L.P.
Senior Secured Collateralized Fund Obligation Debt, Class C Note, 12.88% (due 10/15/2036)(5),(7),(9)	10/21/2024	2,000,000	2,000,000	2,070,000
ALP CFO 2025, L.P.
Senior Secured Collateralized Fund Obligation Debt, Class C Note, 12.24% (due 7/15/2037)(5),(7),(9)	7/31/2025	917,000	917,000	934,853
ALP CFO 2025, L.P.
Senior Secured Collateralized Fund Obligation Debt, Class M Note, 14.00% (due 7/15/2037)(5),(7),(9)	7/30/2025	1,033,000	1,033,000	1,047,800
Ares Secondaries PBN Finance CO IV LLC
Senior Secured Collateralized Fund Obligation Debt, Class C Loan, 12.29% (3M SOFR + 8.50%, due 4/14/2039)(5),(7),(11)	5/13/2025	26,042	26,042	26,042
ASPF II 2022-I, L.P.
Senior Secured Rated Feeder Fund Debt, Class B-2 Note, 11.35% (due 10/15/2034)(5),(7),(9)	8/06/2024	5,420,178	5,426,292	5,576,631
ASPF II 2022-I, L.P.
Senior Secured Rated Feeder Fund Debt, Class C-2B Note, 15.60% (due 10/15/2034)(5),(7),(9)	8/06/2024	2,981,098	2,984,514	3,123,481
Brightwood Capital Offshore Fund V-U RN, LLC
Senior Secured Rated Feeder Fund Debt, Class B Loan, 9.09% (3M SOFR + 5.25%, due 1/27/2036)(5),(7),(11)	1/27/2025	564,000	564,000	578,924
Brightwood Capital Offshore Fund V-U RN, LLC
Senior Secured Rated Feeder Fund Debt, Class C Loan, 11.34% (3M SOFR + 7.5%, due 1/27/2036)(5),(7),(11)	1/27/2025	690,000	690,000	698,510
Brightwood Capital Offshore Fund V-U RN, LLC
Senior Secured Rated Feeder Fund Debt, Class D Loan, 13.49% (3M SOFR + 9.65%, due 1/27/2036)(5),(7),(11)	1/27/2025	1,156,989	1,156,989	1,214,878
CVC Structured Solutions 2, LLC
Senior Secured Collateralized Fund Obligation Debt, Class C Loan, 12.43% (US CMT 5Y + 8.75%, due 9/3/2040)(5),(7),(11)	9/22/2025	274,831	237,569	279,687
Dawson Rated Fund 5-R1 LP
Senior Secured Rated Feeder Fund Debt, Class B-1 Loan, 10.82% (due 12/15/2032)(5),(7),(9)	8/06/2024	135,107	139,158	140,318
Dawson Rated Fund 5-R1 LP
Senior Secured Rated Feeder Fund Debt, Class C Loan, 10.82% (due 12/15/2032)(5),(7),(9)	8/06/2024	379,010	385,698	398,355
Dawson Rated Fund 6-R2 LP
Senior Secured Rated Feeder Fund Debt, Class B Loan, 9.53% (US CMT 3Y 5Y AVG + 6.00%, due 12/15/2034)(5),(7),(11)	12/16/2024	756,228	756,228	793,112
Dawson Rated Fund 6-R2 LP
Senior Secured Rated Feeder Fund Debt, Class C Loan, 12.68% (US CMT 3Y 5Y AVG + 9.15%, due 12/15/2034)(5),(7),(11)	12/16/2024	1,516,165	1,516,165	1,591,489

Issuer/Investment(1)	Acquisition Date(2)	Principal Amount/ Shares	Cost	Fair Value(3)
Loans and Notes - 121.11% of Net Assets (continued)
United States (continued)
Structured Finance (continued)
Dawson Rated Fund 6-R3 LP
Senior Secured Rated Feeder Fund Debt, Class B Loan, 9.52% (US CMT 3Y 5Y AVG + 6.00%, due 5/15/2035)(5),(7),(11)	4/11/2025 $	567,128	$567,128	$580,762
Dawson Rated Fund 6-R3 LP
Senior Secured Rated Feeder Fund Debt, Class C Loan, 12.52% (US CMT 3Y 5Y AVG + 9.00%, due 5/15/2035)(5),(7),(11)	4/11/2025	198,796	198,796	206,974
GCM Grosvenor Credit Secondaries Structured Note 2025, LP
Senior Secured Collateralized Fund Obligation Debt, Class C Note, 11.99% (3M SOFR + 8.00%, due 9/20/2037)(5),(7),(11)	9/22/2025	513,653	513,653	513,633
Glendower Capital Secondaries CFO, LLC
Senior Secured Collateralized Fund Obligation Debt, Class B Loan, 11.50% (due 7/13/2038)(5),(7),(9)	8/06/2024	750,164	759,646	770,806
Glendower Capital Secondaries CFO, LLC
Senior Secured Collateralized Fund Obligation Debt, Class C Loan, 14.50% (due 7/13/2038)(5),(7),(9)	8/06/2024	343,499	348,501	355,696
Guggenheim Investments Private Debt Fund IV Rated Note Feeder, LLC
Senior Secured Rated Feeder Fund Debt, Class C Note, 11.34% (3M SOFR + 7.50%, due 4/10/2039)(5),(7),(11)	4/15/2025	1,792,536	1,792,536	1,812,792
MOPAC Issuer, LLC Class C Loan
Senior Secured Collateralized Fund Obligation Debt, Class C Loan, 11.81% (due 12/30/2050)(5),(7),(9)	11/21/2025	342,700	342,700	342,714
NB Blueprint 2025 LLC
Senior Secured Collateralized Fund Obligation Debt, Class B Loan, 9.74% (due 4/15/2040)(5),(7),(9)	3/28/2025	1,191,600	1,191,600	1,233,307
New Mountain Guardian IV Rated Feeder I, Ltd.
Senior Secured Rated Feeder Fund Debt, Class B Note, 10.66% (3M SOFR + 6.35%, due 8/22/2036)(5),(7),(11)	8/06/2024	421,000	419,385	425,141
New Mountain Guardian IV Rated Feeder III Ltd.
Senior Secured Rated Feeder Fund Debt, Class B Note, 9.42% (3M SOFR + 5.10%, due 8/28/2037)(5),(7),(11)	10/17/2024	970,000	970,000	984,804
New Mountain Guardian IV Rated Feeder III Ltd.
Senior Secured Rated Feeder Fund Debt, Class C Note, 11.82% (3M SOFR + 7.5%, due 8/28/2037)(5),(7),(11)	10/17/2024	1,582,000	1,582,000	1,586,105
New Mountain Guardian IV Rated Feeder III Ltd.
Senior Secured Rated Feeder Fund Debt, Class D Note, 12.34% (3M SOFR + 8.02%, due 8/28/2037)(5),(7),(11)	10/17/2024	2,314,000	2,280,161	2,301,358
Vista Credit Partners Fund IV-B, L.P.
Senior Secured Rated Feeder Fund Debt, Class B-1 Loan, 10.95% (3M SOFR + 7.16%, due 11/30/2034)(5),(7),(11)	12/05/2024	1,472,252	1,472,252	1,479,614
Total Structured Finance			32,059,013	32,918,885
Total United States			137,536,235	139,220,810
Total Loans and Notes			140,874,177	142,562,437

Preferred Stock - 16.52% of Net Assets
United States
Financial Services
Adamas Trust Inc.
Preferred Stock, Series F, 6.88%(9)	8/27/2025	7,854	173,825	175,773
Adamas Trust Inc.
Preferred Stock, Series M, 11.28%(9)	7/01/2025	9,437	232,722	232,905
Arbor Realty Trust Inc.
Preferred Stock, Series F, 6.25%, due on 11/22/2021(9)	1/27/2025	12,368	256,875	269,128
Carlyle Credit Income Fund
Convertible Preferred Stock, Series 2030, 7.50%, due on 1/31/2030(5),(7),(9)	1/29/2025	1,590	1,478,700	1,519,563

Issuer/Investment(1)	Acquisition Date(2)	Principal Amount/ Shares	Cost	Fair Value(3)
Preferred Stock - 16.52% of Net Assets (continued)
United States (continued)
Financial Services (continued)
Granite Point Mortgage Trust Inc.
Preferred Stock, 7.00%(9)	8/06/2024	249,013	$4,047,862	$5,022,592
Invesco Senior Secured Management
Preferred Stock, 8.00%, due on 6/16/2031(5),(7),(9)	8/06/2024	5,354,735	5,479,500	5,357,947
IQHQ, Inc.
Preferred Stock, Series D-1, 10.50%(5),(7),(9)	8/06/2024	4,000	4,091,075	3,950,800
KKR Real Estate Finance Trust, Inc.
Preferred Stock, 6.50%, due on 12/31/2049(9)	12/05/2025	646	11,448	11,802
National Healthcare Properties, Inc.
Preferred Stock, 7.38%(9)	7/08/2025	1,015	17,040	19,458
National Healthcare Properties, Inc.
Preferred Stock, Series B, 7.13%(9)	7/09/2025	5,556	89,202	102,119
Pasadena Private Lending, Inc.
Convertible Preferred Stock, Class C-2, 10.00%, due on 12/22/2031(5),(7),(9)	12/18/2025	5,340	185,071	185,071
Pasadena Private Lending, Inc.
Preferred Stock, Class D, 10.00%, due on 4/20/2031(5),(7),(9)	10/17/2025	939	881,076	881,073
Ready Capital Corporation
Preferred Equity, Series E, 6.50%(9)	3/03/2025	8,211	124,538	114,708
Rithm Capital Corp.
Preferred Stock, 10.22% (3M SOFR + 5.90%)(11)	4/04/2025	50	1,254	1,278
Rithm Capital Corp.
Preferred Stock, Series E, 8.75%(9)	9/19/2025	255	6,309	6,513
Rithm Property Trust Inc.
Preferred Equity, 9.88%(9)	2/27/2025	62,724	1,552,862	1,583,781
Sachem Capital Corp.
Preferred Stock, Series A, 7.75%(9)	8/05/2025	383	6,082	6,798
Total Preferred Stock			18,635,441	19,441,309

Warrants - 0.70% of Net Assets
Singapore
Financial Services
FinAccel Pte Ltd
Equity Warrant(5),(7),(8)	8/06/2024	3,471	82,402	126,560
FinAccel Pte Ltd
Equity Warrant(5),(7),(8),(12)	8/06/2024	12,235	503,588	582,044
Total Singapore			585,990	708,604
United States
Financial Services
Pasadena Private Lending, Inc.
Equity Warrant(5),(7),(8)	12/19/2025	12,400	115,847	115,847
Total Warrants			701,837	824,451

Total investments at fair value as of December 31, 2025			172,560,774	174,625,181

Liabilities at Fair Value - (0.07%) of Net Assets(13)
Unfunded Loan Commitments - (0.07)% of Net Assets
United States
Financial Services
Pasadena Private Lending, Inc. (Unfunded)
Senior Secured Loan, 13.44% (3M SOFR, + 9.75%, due 1/31/2031)(5),(7),(11)	12/18/2025	$(1,878,000)	–	(75,914)
Total Unfunded Loan Commitments			–	(75,914)
Total Liabilities at Fair Value as of December 31, 2025			–	(75,914)

Issuer/Investment(1)	Acquisition Date(2)	Principal Amount/ Shares	Cost	Fair Value(3)
Unfunded Loan Commitments - (0.07)% of Net Assets (continued)
United States (continued)
Financial Services (continued)

Net assets above (below) fair value of investments				(56,837,161)

Net assets as of December 31, 2025				$117,712,106

(1)	Unless otherwise noted, the Fund is neither affiliated with, nor does it “control” (as such term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”)), any of the issuers listed. In general, under the 1940 Act, the Fund would be presumed to “control” an issuer if it owned 25% or more of its voting securities.
(2)	Acquisition date represents the initial of purchase or the date the investment was acquired by the Fund.
(3)	Fair value is determined by Eagle Point Defensive Income Management LLC in accordance with written valuation policies and procedures, subject to oversight by the Fund’s Board of Trustees, in accordance with Rule 2a-5 under the 1940 Act.
(4)	Country represents the principal country of risk where the investment has exposure.
(5)	Classified as Level III investment.
(6)	Collateralized Loan Obligation (“CLO”) Equity, Collateralized Fund Obligation Equity and certain other investments are entitled to recurring distributions which are generally equal to the remaining cash flow of payments made by underlying assets less contractual payments to debt holders and fund expenses. The effective yield is estimated based on the current projection of the amount and timing of these recurring distributions in addition to the estimated amount of terminal principal payment. The effective yield and investment cost may ultimately not be realized.
(7)	Securities exempt from registration under the Securities Act of 1933, and are deemed to be “restricted securities”. As of December 31, 2025, the aggregate fair value of these securities is $162.5 million, or 138.04% of the Fund’s net assets.
(8)	Non-income producing security.
(9)	Fixed rate investment.
(10)	The following investment is an affiliated investment as defined under the 1940 act, which represents investments in which the Trust owns 5% or more of the outstanding voting securities under common ownership or control.

ISSUER	Investment Description	Fair Value	Fund Commitment	Unfunded Commitment
Senior Credit Corp 2022 LLC	Common Equity	$5,048,307	$5,168,158	$–
Senior Credit Corp 2022 LLC	Senior Unsecured Note, 8.50% (due 12/5/2028)	10,613,013	10,613,013	–
		$15,661,320	$15,781,171	$–

(11)	Variable rate investment. Interest rate shown reflects the rate in effect at the reporting date. Investment description includes the reference rate and spread.
(12)	As of December 31, 2025, the investment includes interest income capitalized as additional investment principal, referred to as “PIK” interest. The PIK interest rate represents the interest rate at payment date when PIK interest is received.
(13)	This investment has an unfunded commitment as of December 31, 2025.

Reference Key:

CD	Compounded Daily
SOFR	Secured Overnight Financing Rate
US CMT	United States Constant Maturity Treasury Rate